Sources of finance - Summary of Equity and Debt Financing (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of changes in financing
Beginning balance	[1]	£ 9,784.3	£ 9,960.5	£ 9,812.2
Ordinary shares issued	[1]	0.6	1.2	6.4
Share cancellations	[1]	(47.7)
End of year, restated	[1]	8,415.8	9,784.3	9,960.5
Analysis of changes in financing
Beginning of year		6,217.9
Net decrease in drawings on bank loans and corporate bonds		(1,713.2)	(440.6)	599.6
End of year		4,272.9	6,217.9
Issued capital and share premium [member]
Analysis of changes in financing
Beginning balance		703.0	701.8
Ordinary shares issued		0.6	1.2
Share cancellations		(0.5)
End of year, restated		703.1	703.0	701.8
Debt financing [member]
Analysis of changes in financing
Beginning of year		6,217.9	6,481.3
Net decrease in drawings on bank loans and corporate bonds		(1,713.2)	(440.6)
Amortisation of financing costs included in debt		10.3	7.7
Changes in fair value due to hedging arrangements		14.3	(9.9)
Other movements		1.5	(0.2)
Exchange adjustments		(257.9)	179.6
End of year		£ 4,272.9	£ 6,217.9	£ 6,481.3

[1]	Figures have been restated, as described in the accounting policies.